Annual Total Returns [BarChart] - LVIP SSGA Conservative Structured Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.80%
2012	8.35%
2013	7.07%
2014	5.54%
2015	(1.86%)
2016	6.84%
2017	9.70%
2018	(5.01%)
2019	13.64%
2020	9.68%